Northwestern Mutual Series Fund, Inc.

Supplement Dated February 11, 2009 to the

Prospectus Dated April 30, 2008

The following information supplements the Prospectus for the Northwestern Mutual Series Fund, Inc. (the “Series Fund”) dated April 30, 2008 (the “Prospectus”), a copy of which you have already received. You should read this Supplement together with the Prospectus. Please retain this Supplement for future reference.

Portfolio Manager Changes

Large Cap Blend Portfolio

Effective February 28, 2009, James S. Kang will no longer serve as a portfolio manager for the Large Cap Blend Portfolio.

Domestic Equity Portfolio

Effective February 28, 2009, Gene D. Barron will be replaced by Darcy Kopcho on the portfolio management team for the Domestic Equity Portfolio. The Prospectus is hereby amended to delete the biography for Gene D. Barron currently set forth under the “Domestic Equity Portfolio” paragraph of the “Portfolio Managers” sub-section of the section titled, “THE INVESTMENT ADVISER AND SUB-ADVISERS,” and to add the following biography for Ms. Kopcho:

“Darcy Kopcho, Senior Vice President, CGTC, has been employed by CGTC or an affiliate for 23 years and has served as a portfolio manager selecting equity securities during the past five years. Ms. Kopcho holds an MBA from the Graduate School of Management at the University of California and a BA in Religious Studies from the University of California.”

Northwestern Mutual Series Fund, Inc.

Supplement Dated February 11, 2009 to the

Prospectus Dated April 30, 2008

The following information supplements the Prospectus for the Northwestern Mutual Series Fund, Inc. (the “Series Fund”) dated April 30, 2008 (the “Prospectus”), a copy of which you have already received. You should read this Supplement together with the Prospectus. Please retain this Supplement for future reference.

Portfolio Manager Change—Domestic Equity Portfolio

Effective February 28, 2009, Gene D. Barron will be replaced by Darcy Kopcho on the portfolio management team for the Domestic Equity Portfolio. The Prospectus is hereby amended to delete the biography for Gene D. Barron currently set forth under the “Domestic Equity Portfolio” paragraph of the “Portfolio Managers” sub-section of the section titled, “THE INVESTMENT ADVISER AND SUB-ADVISERS,” and to add the following biography for Ms. Kopcho:

“Darcy Kopcho, Senior Vice President, CGTC, has been employed by CGTC or an affiliate for 23 years and has served as a portfolio manager selecting equity securities during the past five years. Ms. Kopcho holds an MBA from the Graduate School of Management at the University of California and a BA in Religious Studies from the University of California.”